INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net income attributable to the Company - basic (in dollars)	$ 125,261	$ 107,161	$ 68,944
Net income attributable to the Company - diluted (in dollars)	$ 125,823	$ 107,425	$ 69,605
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,456,524	60,434,019	60,189,004
Effect of dilutive securities
Convertible Bond	796,200	788,800	784,400
Restricted shares	21,160	25,746	38,106
Weighted average ordinary shares outstanding used in computing diluted income per share	61,273,884	61,248,565	61,011,510
Income per share - basic (in dollars per share)	$ 2.07	$ 1.77	$ 1.15
Income per share - diluted (in dollars per share)	$ 2.05	$ 1.75	$ 1.14